Average Annual Total Returns{- Fidelity Freedom Blend 2005 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend 2005 Fund	Fidelity Advisor Freedom Blend 2005 Fund- Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2005 Fund- Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	9.55%	7.83%	[1]	7.51%	7.36%	[1]	9.18%	7.73%	[1]

[1]	(a)From August 31, 2018